INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,654	$ 10,556
Work-in-progress	6,940	8,239
Finished goods	12,427	11,564
Total inventories	$ 32,021	$ 30,359